CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 16,651	$ 40,785	$ 137,601
Cost of sales	12,623	32,676	108,224
Gross margin	4,028	8,109	29,377
Operating expenses:
Selling, general and administrative	5,260	13,103	78,695
Contingent earnout expense	0	0	11,337
Transaction expenses	0	9,944	5,016
Research and development	387	2,008	4,516
Operating income (loss)	(1,619)	(16,946)	(70,187)
Interest expense, net	76	1,072	6,456
Other (income) expense, net	23	15	(3,837)
Income (loss) before income taxes	(1,718)	(18,033)	(72,806)
Income tax expense (benefit)	(384)	$ (3,659)	$ (11,269)
Net income (loss)	$ (1,334)
Net EAC adjustments, net of income taxes, per diluted share (in dollars per share)	$ 0.00	$ (0.39)	$ (1.36)
Net income (loss) per share, basic (in dollars per share)	$ 0.00	$ (0.39)	$ (1.36)
Weighted-average shares outstanding:
Basic (in shares)	0	37,200,000	45,082,544
Diluted (in shares)	0	37,200,000	45,082,544
Comprehensive income (loss):
Foreign currency translation gain (loss), net of tax	$ 2
Total other comprehensive income (loss), net of tax	2	$ 506	$ (403)
Total comprehensive income (loss)	$ (1,332)	$ (13,868)	$ (61,940)